Commitments and Contingencies Commitments and Contingencies(Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014
Future Minimum Payments Due and Rent Expense
2015	$ 10.4
2016	9.7
2017	8.2
2018	5.5
2019	4.5
Thereafter	$ 12.7